Financial risk management - Hedging activities (Details) £ in Thousands, $ in Thousands	Jun. 30, 2021 € / £	Jun. 30, 2021 $ / £	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 € / £	Jun. 30, 2020 $ / £	Jun. 30, 2020 GBP (£)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 € / £	Jun. 30, 2019 $ / £	Jun. 30, 2019 GBP (£)
Financial risk management activities
Net debt | £			£ 419,578				£ 474,076				£ 203,595
Closing exchange rate	1.1651	1.3820			1.0998	1.2374			1.1170	1.2718
US dollar
Financial risk management activities
Net debt				$ 626,300				$ 646,975
Hedged future USD revenues				(61,453)				(177,524)
Unhedged USD borrowings				564,847				469,451
Borrowings | US dollar
Financial risk management activities
Net debt				650,000				650,000
Cash and cash equivalents
Financial risk management activities
Net debt | £			£ (110,658)				£ (51,539)				£ (307,637)
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt				$ (23,700)				$ (3,025)